As filed with the Securities and Exchange Commission on April 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2010 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	92.8%
	Aerospace/Defense	0.5%
	Northrop Grumman Corp.
$1,534,000	7.75%, due 2/15/31		$1,915,046

	Agricultural Chemicals	0.4%
	Potash Corporation of Saskatchewan
1,430,000	5.875%, due 12/1/36		1,410,869

	Airlines	0.2%
	Continental Airlines, Inc.
690,000	5.983%, due 10/19/23		664,125

	Appliances	0.3%
	Whirlpool Corp.
940,000	5.50%, due 3/1/13		982,968

	Automobile Manufacturers	1.0%
	DaimlerChrysler NA
2,710,000	6.50%, due 11/15/13		3,023,677
500,000	8.50%, due 1/18/31		625,012
			3,648,689
	Banks	3.3%
	Capital One Financial Corp.
3,805,000	6.15%, due 9/1/16		3,900,700
	Fifth Third Bancorp
2,300,000	4.50%, due 6/1/18		2,058,884
425,000	8.25%, due 3/1/38		438,982
	Key Bank NA
1,500,000	5.80%, 7/1/14		1,533,650
	Marshall & Ilsley Bank
500,000	4.85%, 6/16/15		430,917
	Regions Financial Corp.
1,200,000	6.375%, due 5/15/12		1,190,558
	Royal Bank of Scotland Group PLC
750,000	5.00%, due 10/1/14		688,813
	Suntrust Banks
1,600,000	6.00%, due 9/11/17		1,627,245
			11,869,749

	Beverages	1.5%
	Anheuser-Busch Companies, Inc.
2,690,000	5.50%, due 1/15/18		2,876,686
1,430,000	6.45%, due 9/1/37		1,541,467
	Dr Pepper Snapple Group, Inc.
1,000,000	6.82%, due 5/1/18		1,141,153
			5,559,306

	Broker	0.1%
	Jefferies Group, Inc.
550,000	6.25%, due 1/15/36		459,704

	Cable/Satellite	0.5%
	Direct TV Holdings
1,600,000	7.625%, due 5/15/16		1,756,184

	Capital Goods	0.2%
	Vulcan Materials Co.
560,000	5.60%, due 11/30/12		596,391

	Chemicals	1.3%
	Dow Chemical Co.
2,850,000	8.55%, due 5/15/19		3,451,125
1,040,000	7.375%, due 11/1/29		1,133,966
			4,585,091

	Construction	0.6%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16		2,261,471

	Consumer Products	0.7%
	Clorox Co.
2,280,000	5.95%, due 10/15/17		2,523,497

	Diversified Financial Services	0.4%
	Block Financial LLC
1,300,000	7.875%, due 1/15/13		1,486,770

	Diversified Manufacturing	1.6%
	ITT Corp.
3,110,000	6.125%, due 5/1/19		3,432,936
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		639,294
	Tyco Electronics Group SA
995,000	6.00%, due 10/1/12		1,077,734
	Tyco International Group SA
600,000	6.00%, due 11/15/13		668,665
			5,818,629

	Electric Utilities	9.8%
	Ameren Corp.
700,000	8.875%, due 5/15/14		815,413
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14		1,859,746
	CenterPoint Energy, Inc.
1,510,000	7.00%, due 3/1/14		1,734,671
	Constellation Energy Group
1,000,000	7.60%, due 4/1/32		1,140,112
	Consumers Energy
3,295,000	5.50%, due 8/15/16		3,579,714
	Dominion Resources, Inc.
2,730,000	5.15%, due 7/15/15		2,946,047
620,000	5.95%, due 6/15/35		623,574
	DTE Energy Co.
600,000	6.375%, due 4/15/33		587,178
	Duke Energy Corp.
2,110,000	6.25%, due 6/15/18		2,306,648
	Exelon Corp.
2,675,000	4.90%, due 6/15/15		2,799,115
955,000	5.625%, due 6/15/35		890,424
	FirstEnergy Corp.
1,415,000	7.375%, due 11/15/31		1,534,327
	Indiana Michigan Power
1,050,000	6.05%, due 3/15/37		1,070,408
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,520,702
	MidAmerican Energy Holdings Co.
2,000,000	6.125%, due 4/1/36		2,058,060
	Nevada Power Co.
1,430,000	6.50%, due 8/1/18		1,573,884
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14		1,827,838
	Oncor Electric Delivery
1,055,000	7.00%, due 5/1/32		1,175,633
	PPL Energy Supply, LLC
1,420,000	6.40%, due 11/1/11		1,529,033
	PSEG Power, LLC
760,000	6.95%, due 6/1/12		837,877
	Puget Sound Energy, Inc.
2,550,000	6.274%, due 3/15/37		2,694,070
			35,104,474

	Finance	0.7%
	SLM Corp.
1,230,000	5.375%, due 5/15/14		1,141,412
1,350,000	8.45%, due 6/15/18		1,322,469
			2,463,881

	Finance - Credit Cards	0.2%
	American Express Co.
675,000	6.80%, due 9/1/66 (a)		639,563

	Food	4.4%
	ConAgra Foods, Inc.
850,000	6.75%, due 9/15/11		920,182
450,000	7.125%, due 10/1/26		499,909
	General Mills, Inc.
1,865,000	6.00%, due 2/15/12		2,032,968
	H.J. Heinz Finance Co.
925,000	6.625%, due 7/15/11		990,682
	Kraft Foods, Inc.
1,855,000	6.25%, due 6/1/12		2,020,700
1,615,000	6.50%, due 8/11/17		1,824,165
570,000	6.875%, due 2/1/38		622,738
	Kroger Co.
1,350,000	6.20%, due 6/15/12		1,476,621
920,000	6.15%, due 1/15/20		1,004,167
	Safeway, Inc.
1,310,000	6.35%, due 8/15/17		1,464,942
	Sara Lee Corp.
1,405,000	3.875%, due 6/15/13		1,454,946
	Yum! Brands, Inc.
1,425,000	6.25%, due 3/15/18		1,571,843
			15,883,863

	Forest Products & Paper	0.5%
	International Paper Co.
1,405,000	7.95%, due 6/15/18		1,634,941

	Gas Pipelines	1.0%
	Plains All American Pipeline, L.P.
3,430,000	6.50%, due 5/1/18		3,767,416

	Health Care	2.4%
	Hospira, Inc.
3,495,000	5.55%, due 3/30/12		3,744,110
	Humana Inc.
2,655,000	7.20%, due 6/15/18		2,893,692
	McKesson Corp.
1,970,000	5.25%, due 3/1/13		2,120,081
			8,757,883

	Hotels	0.3%
	Marriott International, Inc.
900,000	5.625%, due 2/15/13		947,866

	Insurance	3.5%
	CIGNA Corp.
900,000	6.35%, due 3/15/18		955,846
165,000	6.15%, due 11/15/36		163,228
	Genworth Financial, Inc.
700,000	5.75%, 6/15/14		691,204
	Hartford Financial Services Group
1,075,000	5.25%, due 10/15/11		1,114,112
	Lincoln National Corp.
1,300,000	8.75%, due 7/1/19		1,570,049
	Marsh & McLennan Cos., Inc.
1,280,000	5.75%, due 9/15/15		1,376,780
	MetLife, Inc.
1,005,000	6.40%, due 12/15/66		879,375
	Prudential Financial, Inc.
2,765,000	5.10%, due 9/20/14		2,931,674
680,000	6.625%, due 12/1/37		717,494
	Willis North America Inc.
1,365,000	6.20%, due 3/28/17		1,391,896
	XL Capital Ltd.
900,000	5.25%, due 9/15/14		931,471
			12,723,129

	Media	8.5%
	Comcast Corp.
2,615,000	6.50%, due 1/15/17		2,926,067
2,850,000	7.05%, due 3/15/33		3,124,461
	Cox Communications, Inc.
3,440,000	7.125%, due 10/1/12		3,855,009
	News America, Inc.
750,000	5.30%, due 12/15/14		825,906
3,275,000	6.20%, due 12/15/34		3,309,918
	Time Warner, Inc.
690,000	9.125%, due 1/15/13		808,416
4,760,000	7.625%, due 4/15/31		5,561,532
	Time Warner Cable, Inc.
4,660,000	5.40%, due 7/2/12		5,003,316
	Time Warner Entertainment Company, L.P.
2,360,000	8.375%, due 7/15/33		2,886,108
	Viacom, Inc.
565,000	6.25%, due 4/30/16		632,179
755,000	7.875%, due 7/30/30		812,801
650,000	6.875%, due 4/30/36		698,853
			30,444,566

	Medical Services	0.2%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18		801,641

	Metals	0.6%
	Alcoa Inc.
960,000	5.55%, due 2/1/17		946,514
1,360,000	5.95%, due 2/1/37		1,077,837
			2,024,351

	Mining	4.8%
	Barrick Gold Corp.
3,220,000	6.95%, due 4/1/19		3,709,588
	Freeport-McMoran C&G
1,715,000	8.375%, due 4/1/17		1,863,275
	Newmont Mining Corp.
3,250,000	5.125%, due 10/1/19		3,287,632
	Rio Tinto Finance USA, Ltd.
3,635,000	6.50%, due 7/15/18		4,105,064
755,000	7.125%, due 7/15/28		861,025
	Vale Overseas Limited
1,565,000	6.25%, due 1/23/17		1,660,801
1,615,000	6.875%, due 11/21/36		1,643,642
			17,131,027

	Office Equipment	0.6%
	Xerox Corp.
2,086,000	6.40%, due 3/15/16		2,308,651

	Oil & Gas	13.4%
	Anadarko Petroleum Corp.
2,080,000	5.95%, due 9/15/16		2,277,342
1,300,000	6.45%, due 9/15/36		1,367,347
	Canadian Natural Resources
985,000	6.00%, due 8/15/16		1,088,988
2,055,000	6.50%, due 2/15/37		2,204,302
	Devon Energy Corp.
785,000	7.95%, due 4/15/32		992,012
	Devon Financing Corp., U.L.C.
595,000	6.875%, due 9/30/11		645,976
	Encana Corp.
1,070,000	6.50%, due 8/15/34		1,144,557
	Encana Holdings Financial Corp.
925,000	5.80%, due 5/1/14		1,028,706
	Energy Transfer Partners LP
1,285,000	5.95%, due 2/1/15		1,403,753
620,000	7.50%, due 7/1/38		692,319
	Enterprise Products
2,375,000	5.60%, due 10/15/14		2,590,576
	Hess Corp.
575,000	8.125%, due 2/15/19		704,060
730,000	7.875%, due 10/1/29		887,808
	Kinder Morgan Energy Partners
1,710,000	5.125%, due 11/15/14		1,841,282
1,670,000	5.80%, due 3/15/35		1,594,751
	Marathon Oil Corp.
1,400,000	5.90%, due 3/15/18		1,481,710
810,000	6.60%, due 10/1/37		864,245
	Nexen, Inc.
1,060,000	6.40%, due 5/15/37		1,074,278
	Pemex Master Trust
1,400,000	5.75%, due 3/1/18		1,424,606
2,025,000	6.625%, due 6/15/35		1,935,513
	Petrobras International Finance Co.
2,905,000	5.875%, due 3/1/18		2,999,991
700,000	6.875%, due 1/20/40		716,514
	Smith International, Inc.
1,400,000	9.75%, due 3/15/19		1,901,246
	Suncor Energy, Inc.
700,000	6.10%, due 6/1/18		761,893
2,400,000	6.50%, due 6/15/38		2,553,624
	Talisman Energy
805,000	6.25%, due 2/1/38		809,721
	Transocean Inc.
2,620,000	6.00%, due 3/15/18		2,844,201
755,000	6.80%, due 3/15/38		854,939
	Valero Energy Corp.
610,000	6.875%, due 4/15/12		665,758
885,000	6.625%, due 6/15/37		851,475
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19		1,084,666
1,090,000	6.50%, due 8/1/36		1,090,602
	XTO Energy, Inc.
2,000,000	5.00%, due 1/31/15		2,186,502
1,265,000	6.375%, due 6/15/38		1,431,654
			47,996,917
	Pharmacy Services
	Express Scripts, Inc.
1,000,000	6.25%, due 6/15/14		1,120,483

	Pipelines	2.5%
	ONEOK, Inc.
2,360,000	5.20%, due 6/15/15		2,532,086
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12		376,591
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,404,442
665,000	7.00%, due 10/15/28		712,810
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32		1,084,587
	Williams Companies, Inc.
2,350,000	8.75%, due 3/15/32		2,979,332
			9,089,848

	Real Estate Investment Trusts	2.4%
	Boston Properties, LP
1,625,000	6.25%, due 1/15/13		1,783,642
	Duke Realty LP
1,350,000	8.25%, due 8/15/19		1,483,238
	ERP Operating LP
1,345,000	5.25%, due 9/15/14		1,421,162
	Health Care Property Investors, Inc.
1,350,000	6.00%, due 1/30/17		1,311,097
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14		785,359
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		574,373
	ProLogis
1,290,000	5.75%, due 4/1/16		1,276,090
			8,634,961

	Retail	1.8%
	CVS/Caremark Corp.
3,275,000	5.75%, due 6/1/17		3,537,370
	Home Depot, Inc.
925,000	5.25%, due 12/16/13		1,004,754
1,065,000	5.875%, due 12/16/36		1,046,557
	Staples, Inc.
550,000	9.75%, due 1/15/14		673,055
			6,261,736

	Sovereign	7.6%
	Federal Republic of Brazil
3,210,000	11.00%, due 1/11/12		3,750,885
3,825,000	6.00%, due 1/17/17		4,192,200
5,460,000	7.125%, due 1/20/37		6,197,100
	Republic of Peru
1,190,000	8.375%, due 5/3/16		1,454,775
1,830,000	6.55%, due 3/14/37		1,930,650
	United Mexican States
2,520,000	5.875%, due 1/15/14		2,794,680
3,530,000	5.625%, due 1/15/17		3,759,450
2,878,000	6.75%, due 9/27/34		3,101,045
			27,180,785

	Steel	0.7%
	Arcelormittal SA
2,000,000	9.00%, due 2/15/15		2,406,340

	Technology	0.6%
	Motorola, Inc.
1,110,000	8.00%, due 11/1/11		1,209,793
850,000	6.625%, due 11/15/37		823,729
			2,033,522

	Telecommunications	7.0%
	AT&T Broadband Corp.
2,684,000	8.375%, due 3/15/13		3,118,244
	British Telecom PLC
1,355,000	9.125%, due 12/15/10		1,439,960
1,520,000	5.15%, due 1/15/13		1,611,393
1,600,000	9.625%, due 12/15/30		2,035,838
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17		1,757,438
	Deutsche Telekom International Finance
2,070,000	6.75%, due 8/20/18		2,322,310
1,345,000	8.75%, due 6/15/30		1,709,163
	Embarq Corp.
730,000	7.995%, due 6/1/36		779,403
	Qwest Corp.
2,550,000	8.875%, due 3/15/12		2,776,313
815,000	6.875%, due 9/15/33		751,837
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14		2,142,703
	Telecom Italia Capital
3,200,000	5.25%, due 11/15/13		3,398,762
1,405,000	6.375%, due 11/15/33		1,350,160
			25,193,524

	Tobacco	2.5%
	Altria Group, Inc.
2,770,000	9.70%, due 11/10/18		3,488,857
1,125,000	9.95%, due 11/10/38		1,493,683
	Reynolds American, Inc.
3,595,000	6.75%, due 6/15/17		3,885,135
			8,867,675

	Transportation	2.7%
	Burlington Northern Santa Fe
870,000	6.75%, due 7/15/11		932,504
1,870,000	6.15%, due 5/1/37		1,984,034
	CSX Corp.
1,340,000	5.60%, due 5/1/17		1,432,829
845,000	7.95%, due 5/1/27		1,018,410
	Norfolk Southern Corp.
1,300,000	5.257%, due 9/17/14		1,412,915
605,000	7.05%, due 5/1/37		709,120
	Union Pacific Corp.
2,075,000	6.15%, due 5/1/37		2,186,722
			9,676,534

	Utilities - Natural Gas	0.6%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,957,480

	Waste Disposal	0.9%
	Allied Waste North America, Inc.
1,995,000	6.875%, due 6/1/17		2,157,712
	Waste Management, Inc.
780,000	7.75%, due 5/15/32		934,757
			3,092,469

	Total Corporate Bonds (cost $308,507,144)		333,684,015

	MUNICIPAL BONDS	0.9%
	California State Various Purpose
1,175,000	5.25%, due 4/1/14		1,211,425
2,000,000	7.55%, due 4/1/39		1,956,120

	Total Municipal Bonds (cost $3,270,517)		3,167,545

	U.S. Treasury Notes	4.1%
	U.S. Treasury Notes
14,700,000	1.375%, due 9/15/12 (c)		14,805,664

	Total U.S. Treasury Notes (cost $14,675,325)		14,805,664

Shares

	SHORT-TERM INVESTMENTS	0.6%
2,266,720	AIM STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		2,266,720

	Total Short-Term Investments (cost $2,266,720)		2,266,720

	Total Investments (cost $328,719,706)	98.4%	353,923,944
	Other Assets less Liabilities	1.6%	5,674,305
	TOTAL NET ASSETS	100.0%	$359,598,249

(a) Variable rate security. Rate shown reflects the rate in effect at February 28, 2010.
(b) Rate shown is the 7-day yield at February 28, 2010.
(c) A portion of the security is segregated in connection with credit default swap contracts.

Credit Default Swaps on Credit Indices
Sell Protection

		Receive
		Fixed	Expiration	Notional	Unrealized
Counterparty	Reference Index	Rate	Date	Amount	Depreciation
Barclays Bank PLC	CDX.NA.IG.HVOL13	1.00%	12/20/2014	$15,000,000	($49,676)

Country Allocation
Country		% of Net Assets
United States		76.7%
Canada		5.2%
Brazil		3.9%
Cayman Islands		3.2%
Mexico		2.7%
Luxembourg		2.5%
United Kingdom		1.6%
Australia		1.4%
Netherlands		1.1%
Peru		0.9%
Switzerland		0.6%
Bermuda		0.2%
		100.00%

Summary of Fair Value Exposure at February 28, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$333,684,015	$—	$333,684,015
Municipal Bonds	—	3,167,545	—	3,167,545
U.S. Government Securities	—	14,805,664	—	14,805,664
Total Fixed Income	—	351,657,224	—	351,657,224
Short-Term Investments	2,266,720	—	—	2,266,720
Total Investments in Securities	$2,266,720	$351,657,224	$—	$353,923,944
Other Financial Investments*	$—	$(49,676)	$—	$(49,676)
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized depreciation on the instrument.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows**:

Cost of investments	$329,544,894

Gross unrealized appreciation	$25,465,060
Gross unrealized depreciation	(1,086,010)
Net unrealized appreciation	$24,379,050

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2010 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	87.9%
	U.S. Government Agencies	87.9%
	FHLMC Pool
$214,646	4.50%, due 5/1/20, #G18052		$225,971
204,039	4.50%, due 3/1/21, #G18119		213,273
198,050	5.00%, due 3/1/21, #G18105		210,072
333,817	4.50%, due 5/1/21, #J01723		348,926
179,143	6.00%, due 6/1/21, #G18124		192,839
608,111	4.50%, due 9/1/21, #G12378		640,195
253,486	5.00%, due 11/1/21, #G18160		268,873
188,564	5.00%, due 2/1/22, #G12522		200,010
305,662	5.00%, due 2/1/22, #J04411		323,356
622,732	5.50%, due 3/1/22, #G12577		666,352
320,433	5.00%, due 7/1/22, #J05243		338,982
33,941	5.50%, due 5/1/35, #B31639		35,973
1,035,397	5.00%, due 8/1/35, #A36351		1,079,147
826,175	5.00%, due 10/1/35, #G01940		861,084
842,652	6.00%, due 1/1/36, #A42208		907,468
75,301	7.00%, due 1/1/36, #G02048		82,845
1,229,828	5.50%, due 2/1/36, #G02031		1,303,439
461,764	7.00%, due 8/1/36, #G08148		504,649
825,309	6.50%, due 9/1/36, #A54908		893,820
636,136	6.50%, due 11/1/36, #A54094		688,944
761,499	5.50%, due 2/1/37, #A57840		806,365
1,196,389	5.00%, due 5/1/37, #A60268		1,245,566
1,041,876	5.00%, due 6/1/37, #G03094		1,084,702
2,897,311	5.50%, due 6/1/37, #A61982		3,067,397
2,738,751	6.00%, due 6/1/37, #A62176		2,934,865
2,799,017	6.00%, due 6/1/37, #A62444		2,999,446
472,992	5.00%, due 7/1/37, #A63187		492,434
1,928,401	5.50%, due 8/1/37, #G03156		2,041,607
373,886	6.50%, due 8/1/37, #A70413		404,456
57,852	7.00%, due 8/1/37, #A70079		63,225
630,056	7.00%, due 9/1/37, #A65171		688,347
99,270	7.00%, due 9/1/37, #A65335		108,454
54,725	7.00%, due 9/1/37, #A65670		59,788
383,856	7.00%, due 9/1/37, #A65780		419,369
42,429	7.00%, due 9/1/37, #A65941		46,354
18,015	7.00%, due 9/1/37, #A66041		19,682
518,372	7.00%, due 9/1/37, #G03207		566,514
322,123	6.50%, due 11/1/37, #A68726		348,461
720,597	5.50%, due 4/1/38, #G04121		762,899
434,491	5.50%, due 5/1/38, #A77265		459,997
735,906	5.50%, due 5/1/38, #G04215		779,108
	FHLMC GOLD TBA (a)
3,000,000	5.50%, due 4/1/39		3,161,250
4,800,000	5.00%, due 4/15/40		4,970,251
	FNMA Pool
168,993	4.50%, due 10/1/20, #842732		177,883
378,791	4.50%, due 12/1/20, #813954		398,717
200,397	4.50%, due 2/1/21, #845437		210,939
296,668	5.00%, due 2/1/21, #865191		315,177
145,046	5.00%, due 5/1/21, #879112		153,552
499,271	4.50%, due 7/1/21, #845515		521,946
271,049	5.50%, due 10/1/21, #905090		289,866
257,394	5.00%, due 2/1/22, #900946		272,487
498,016	6.00%, due 2/1/22, #912522		536,061
591,902	5.00%, due 6/1/22, #937709		624,947
282,291	5.00%, due 7/1/22, #938033		298,051
308,070	5.00%, due 7/1/22, #944887		325,269
714,281	5.50%, due 7/1/22, #905040		762,193
12,994	7.00%, due 8/1/32, #650101		14,439
267,907	7.00%, due 6/1/35, #821610		288,467
95,694	7.00%, due 7/1/35, #826251		103,038
145,626	7.00%, due 9/1/35, #842290		156,803
84,965	4.50%, due 11/1/35, #256032		86,700
220,801	5.00%, due 12/1/35, #852482		229,682
55,261	7.00%, due 2/1/36, #865190		59,502
126,261	7.00%, due 4/1/36, #887709		135,904
2,151,858	5.00%, due 5/1/36, #745515		2,238,413
165,839	6.50%, due 7/1/36, #897100		177,533
207,944	7.00%, due 7/1/36, #887793		223,826
497,282	6.00%, due 8/1/36, #892925		529,162
950,227	6.50%, due 8/1/36, #878187		1,017,231
570,345	5.00%, due 9/1/36, #893621		592,541
399,282	7.00%, due 9/1/36, #900964		429,777
664,243	5.50%, due 10/1/36, #831845		700,576
551,846	5.50%, due 10/1/36, #893087		582,032
749,341	6.00%, due 10/1/36, #897174		797,379
648,793	5.50%, due 12/1/36, #256513		684,281
4,413	6.50%, due 12/1/36, #920162		4,724
249,280	7.00%, due 1/1/37, #256567		268,318
1,205,456	5.50%, due 2/1/37, #256597		1,271,392
661,660	6.00%, due 2/1/37, #909357		702,837
17,812	7.00%, due 2/1/37, #915904		19,172
748,542	5.50%, due 3/1/37, #256636		789,328
687,735	6.50%, due 5/1/37, #917052		735,155
3,198,406	5.50%, due 6/1/37, #918554		3,372,675
633,231	5.50%, due 6/1/37, #918705		667,734
3,055,845	6.00%, due 6/1/37, #888413		3,246,016
2,148,012	6.00%, due 6/1/37, #917129		2,281,687
440,584	7.00%, due 6/1/37, #256774		474,320
183,115	7.00%, due 6/1/37, #940234		197,137
376,721	5.00%, due 7/1/37, #944534		391,378
713,069	5.50%, due 10/1/37, #954939		751,922
1,067,527	6.00%, due 12/1/37, #965488		1,133,961
2,305,524	5.50%, due 2/1/38, #961691		2,431,143
966,301	6.00%, due 6/1/38, #984764		1,026,285
	FNMA TBA (a)
6,000,000	5.50%, due 3/15/38		6,319,692
8,000,000	5.00%, due 3/15/39		8,298,752
	GNMA Pool
47,725	7.00%, due 9/15/35, #647831		51,799
236,147	5.00%, due 10/15/35, #642220		247,362
166,990	5.00%, due 11/15/35, #550718		174,920
179,978	5.50%, due 11/15/35, #650091		191,560
123,951	5.50%, due 12/15/35, #646307		131,928
205,267	5.50%, due 4/15/36, #652534		218,091
224,926	6.50%, due 6/15/36, #652593		242,243
199,353	5.50%, due 7/15/36, #608993		211,808
631,568	6.50%, due 10/15/36, #646564		680,190
417,821	6.00%, due 11/15/36, #617294		447,180
303,932	6.50%, due 12/15/36, #618753		327,330
662,153	5.50%, due 2/15/37, #658419		702,385
1,142,542	6.00%, due 4/15/37, #668411		1,220,684
1,078,542	5.00%, due 8/15/37, #671463		1,127,065
815,921	6.00%, due 10/15/37, #664379		871,724
461,680	5.50%, due 8/15/38, #677224		489,442
547,735	5.50%, due 8/15/38, #691314		580,672
	GNMA TBA (a)
4,000,000	4.50%, due 3/15/40		4,069,376
2,000,000	5.00%, due 3/15/40		2,083,906
			99,904,422

	Total Mortgage-Backed Securities (cost $94,972,253)		99,904,422

	U.S. GOVERNMENT INSTRUMENTALITIES
	U.S. Treasury Notes	8.5%
	U.S. Treasury Note
2,000,000	2.625%, due 5/31/10		2,012,970
1,000,000	0.75%, due 11/30/11		1,001,758
6,200,000	4.25%, due 11/15/17		6,649,506
	Total U.S. Government Instrumentalities (cost $9,564,153)		9,664,234

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	28.9%
10,756,510	AIM STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		10,756,510
11,156,592	Fidelity Institutional Money Market Government Portfolio - Class I, 0.03% (b)		11,156,592
$11,000,000	U.S. Treasury Bill, 0.22%, due 11/18/10 (c)		10,982,785
	Total Short-Term Investments (cost $32,893,528)		32,895,887

	Total Investments (cost $137,429,934)	125.3%	142,464,543
	Liabilities less Other Assets	(25.3)%	(28,808,204)
	TOTAL NET ASSETS	100.0%	$113,656,339

(a) Security purchased on a when-issued basis. As of February 28, 2010, the total cost of investments purchased on a when-issued basis was $28,872,578 or 25.4% of total net assets.
(b) Rate shown is the 7-day yield at February 28, 2010.
(c) Rate shown is the discount rate at February 28, 2010.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

Summary of Fair Value Exposure at February 28, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities – U.S. Government Agencies	$—	$99,904,422	$—	$99,904,422
U.S. Government Securities	—	9,664,234	—	9,664,234
Total Fixed Income	—	109,568,656	—	109,568,656
Short-Term Investments	21,913,102	10,982,785	—	32,895,887
Total Investments in Securities	$21,913,102	$120,551,441	$—	$142,464,543

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments	$137,429,934

Gross unrealized appreciation	$5,081,868
Gross unrealized depreciation	(47,259)
Net unrealized appreciation	$5,034,609

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA MODERATE DURATION BOND FUND
Schedule of Investments - February 28, 2010 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	21.5%

	Aerospace	0.7%
	Boeing Capital Corp.
$300,000	4.70%, due 10/27/19		$302,574

	Agriculture	1.3%
	Archer-Daniels-Midland Co.
150,000	5.375%, due 9/15/35		147,947
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		466,792
			614,739

	Banks	1.6%
	Bank of America Corp.
225,000	5.125%, due 11/15/14		234,154
	Citigroup, Inc.
300,000	6.125%, due 11/21/17		303,926
	Wells Fargo & Co.
200,000	4.375%, due 1/31/13		210,517
			748,597

	Beverages	0.5%
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15		213,931

	Brokers	1.4%
	Goldman Sachs Group Inc.
300,000	6.15%, due 4/1/18		317,398
	Morgan Stanley
300,000	6.625%, due 4/1/18		319,696
			637,094

	Chemicals	0.6%
	E.I. Du Pont De Nemours & Co.
250,000	5.75%, due 3/15/19		273,662

	Consumer Products	0.5%
	Clorox Co.
200,000	5.00%, due 1/15/15		216,613

	Diversified Financial Services	0.5%
	General Electric Capital Corp.
200,000	5.00%, due 1/8/16		208,362

	Electric Utilities	0.9%
	Dominion Resources, Inc.
250,000	5.15%, due 7/15/15		269,785
	Duke Energy Carolinas
150,000	6.10%, due 6/1/37		158,126
			427,911

	Food	1.8%
	ConAgra Foods, Inc.
325,000	5.875%, due 4/15/14		360,056
	Kraft Foods, Inc.
200,000	6.875%, due 2/1/38		218,504
	Kroger Co.
250,000	6.90%, due 4/15/38		282,403
			860,963

	Forest Products	0.5%
	International Paper Co.
200,000	9.375%, due 5/15/19		250,149

	Insurance	1.0%
	American International Group, Inc.
250,000	4.25%, due 5/15/13		231,287
	MetLife, Inc.
200,000	5.00%, due 6/15/15		211,296
			442,583

	Media	1.3%
	News America, Inc.
200,000	5.30%, 12/15/14		220,242
	Viacom, Inc.
325,000	6.25%, due 4/30/16		363,643
			583,885

	Medical/Drugs	2.1%
150,000	Amgen, Inc.
	6.40%, due 2/1/39		166,963
	AstraZeneca PLC
200,000	5.40%, due 9/15/12		219,050
	GlaxoSmithKline
250,000	5.65%, due 5/15/18		273,912
	Wyeth
275,000	5.45%, due 4/1/17		302,835
			962,760

	Medical Instruments	1.4%
	Beckman Coulter, Inc.
200,000	6.00%, due 6/1/15		221,095
	Boston Scientific Corp.
400,000	7.375%, due 1/15/40		410,677
			631,772

	Mining	0.7%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18		338,795

	Oil & Gas	1.4%
	Chesapeake Energy Corp.
350,000	2.25%, due 12/15/38		261,625
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		110,163
	Weatherford International Ltd.
300,000	6.00%, due 3/15/18		317,304
			689,092

	Retail	1.2%
	CVS Caremark Corp.
300,000	5.75%, due 6/1/17		324,034
	Target Corp.
200,000	7.00%, due 1/15/38		232,866
			556,900

	Telecommunications	0.6%
	Sprint Capital Corp.
170,000	8.375%, due 3/15/12		174,462
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		119,457
			293,919

	Transportation	0.6%
	Union Pacific Corp.
250,000	5.65%, due 5/1/17		269,189

	Wireless Communications	0.9%
	Motorola, Inc.
400,000	5.375%, due 11/15/12		425,611

	Total Corporate Bonds (cost $9,327,050)		9,949,101

	MORTGAGE-BACKED SECURITIES	24.4%
	U.S. Government Agencies	24.4%
	FHLMC GOLD TBA (c)
1,000,000	5.00%, due 4/15/40		1,035,469
	FNMA Pool
656,152	5.50%, due 4/1/36, #745418		692,863
640,564	5.50%, due 1/1/38, #952038		675,466
686,931	5.50%, due 4/1/38, #257161		724,359
1,300,092	5.50%, due 8/1/38, #889988		1,370,929
	FNMA TBA (c)
3,200,000	5.50%, due 3/15/38		3,370,502
1,800,000	4.50%, due 3/1/40		1,823,062
	GNMA TBA (c)
1,500,000	5.50%, due 3/1/40		1,587,187
			11,279,837

	Total Mortgage-Backed Securities (cost $11,222,307)		11,279,837

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	57.5%
	U.S. Government Agencies	0.9%
	FHLB
200,000	5.50%, due 7/15/36		216,436
	FHLMC
150,000	6.25%, due 7/15/32		178,036
			394,472

	U.S. Treasury Bonds	5.3%
	U.S. Treasury Bond
2,475,000	4.50%, due 8/15/39		2,464,560

	U.S. Treasury Notes	51.3%
	U.S. Treasury Note
2,000,000	2.75%, due 7/31/10		2,022,188
2,200,000	4.25%, due 1/15/11 (f)		2,276,571
4,000,000	1.125%, due 6/30/11		4,037,660
1,500,000	0.75%, due 11/30/11		1,502,637
6,300,000	1.50%, due 7/15/12		6,378,756
3,500,000	2.375%, due 8/31/14		3,550,316
2,000,000	2.25%, due 1/31/15		2,001,252
1,500,000	3.00% due 8/31/16		1,510,782
450,000	3.625%, due 8/15/19		452,391
			23,732,553

	Total U.S. Government Agencies and
	Instrumentalities (cost $26,453,275)		26,591,585

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (a)(b) (cost $0)		—

Shares/Principal Amount

	SHORT-TERM INVESTMENTS	13.0%
612,917	AIM STIT - Treasury Portfolio - Institutional Class, 0.02% (d)		612,917
917,257	Fidelity Institutional Money Market Government Portfolio - Class I, 0.03% (d)		917,257
$500,000	HSBC Finance Commercial Paper, 0.21%, due 4/9/10 (b) (e)		499,884
500,000	JP Morgan Commercial Paper, 0.09%, due 3/12/10 (e)		499,986
2,500,000	U.S. Treasury Bill, 0.11%, due 5/27/10 (e)		2,499,335
1,000,000	U.S. Treasury Bill, 0.24%, due 12/16/10 (e)		998,067
	Total Short-Term Investments (cost $6,027,133)		6,027,446

	Total Investments (cost $53,029,765)	116.4%	53,847,969
	Liabilities less Other Assets	(16.4)%	(7,593,753)
	TOTAL NET ASSETS	100.0%	$46,254,216

(a) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of February 28, 2010, the security had a cost and value of $0 (0.0% of total net assets).
(b) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(c) Security purchased on a when-issued basis. As of February 28, 2010, the total cost of investments purchased on a when-issued basis was $7,817,344 or 16.9% of total net assets.
(d) Rate shown is the 7-day yield at February 28, 2010.
(e) Rate shown is the discount rate at February 28, 2010.
(f) A portion of the security is segregated in connection with credit default swap contracts.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

Credit Default Swaps on Credit Indices
Sell Protection

		Receive
		Fixed	Expiration	Notional	Unrealized
Counterparty	Reference Index	Rate	Date	Amount	Appreciation

Barclays Bank PLC	CMBX NA.AAA.5	0.35%	2/15/51	$1,500,000	$10,838

Summary of Fair Value Exposure at February 28, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$9,949,101	$—	$9,949,101
Mortgage-Backed Securities	—	11,279,837	—	11,279,837
U.S. Government Agencies	—	26,591,585	—	26,591,585
Total Fixed Income	—	47,820,523	—	47,820,523
Short-Term Investments	1,530,174	4,497,235	—	6,027,409
Total Investments in Securities	$1,530,174	$52,317,758	$—	$53,847,932
Other Financial Investments*	$—	$10,838	$—	$10,838
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include futures, which are valued at the unrealized appreciation on the instrument.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows**:

Cost of investments	$53,111,336

Gross unrealized appreciation	$884,752
Gross unrealized depreciation	(148,119)
Net unrealized appreciation	$736,633

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2010 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	4.6%
	Aerospace	0.2%
	Boeing Capital Corp.
$250,000	7.375%, due 9/27/10		$260,191

	Banks	0.2%
	JPMorgan Chase & Co.
250,000	5.60%, due 6/1/11		264,542

	Beverages	0.1%
	Coca Cola Enterprises Inc.
250,000	4.25%, due 9/15/10		255,262

	Brokers	0.3%
	Goldman Sachs Group Inc.
250,000	6.875%, due 1/15/11		262,764
	Morgan Stanley & Co., Inc.
250,000	4.25%, due 5/15/10		251,641
			514,405

	Capital Goods	0.1%
	Caterpillar Financial Services Corp.
250,000	4.30%, 6/1/10		252,278

	Computers	0.4%
	Hewlett Packard Co.
600,000	5.25%, due 3/1/12		648,873

	Diversified Financial Services	0.4%
	General Electric Capital Corp.
600,000	5.00%, due 11/15/11		635,617

	Diversified Manufacturing	0.1%
	Honeywell International Inc.
250,000	7.50%, due 3/1/10		250,000

	Electric Utilities	0.2%
	Duke Energy Carolinas
250,000	6.25%, due 1/15/12		273,031

	Medical-Drugs	0.9%
	Abbott Laboratories
250,000	5.60%, due 5/15/11		263,798
	American Home Products Corp.
250,000	6.95%, due 3/15/11		265,381
	Eli Lilly & Co.
400,000	3.55%, due 3/6/12		418,710
	Merck & Co., Inc.
250,000	5.125%, 11/15/11		267,427
	Pfizer Inc.
250,000	4.45%, 3/15/12		266,866
			1,482,182

	Networking Products	0.2%
	Cisco Systems, Inc.
250,000	5.25%, due 2/22/11		261,235

	Oil & Gas	0.8%
	Chevron Corp.
600,000	3.45%, due 3/3/12		628,406
	Conoco Funding Co.
350,000	6.35%, due 10/15/11		380,178
	Occidental Petroleum Corp.
250,000	6.75%, due 1/15/12		275,408
			1,283,992

	Software	0.2%
	Oracle Corp.
250,000	5.00%, due 1/15/11		259,587

	Retail	0.2%
	Wal-Mart Stores, Inc.
250,000	4.125%, due 2/15/11		258,060

	Telecommunications	0.3%
	AT&T Wireless Services, Inc.
250,000	7.875%, due 3/1/11		267,412
	Verizon Global Funding Corp.
250,000	7.25%, due 12/1/10		262,523
			529,935

	Total Corporate Bonds (cost $7,269,569)		7,429,190

	MORTGAGE-BACKED SECURITIES	18.8%
	U.S. Government Agencies	18.8%
	FHLMC ARM Pool (a)
29,929	3.043%, due 8/1/15, #755204		31,065
24,331	2.985%, due 2/1/22, #845113		24,793
55,705	4.736%, due 10/1/22, #635206		57,378
17,028	3.113%, due 6/1/23, #845755		17,434
14,202	3.218%, due 2/1/24, #609231		14,552
570,645	2.927%, due 1/1/25, #785726		590,951
34,941	3.562%, due 1/1/33, #1B0668		36,071
1,178,395	2.750%, due 10/1/34, #782784		1,218,850
606,992	2.927%, due 12/1/34, #1G0018		624,092
353,080	4.371%, due 4/1/36, #847671		356,045
	FNMA ARM Pool (a)
44,965	3.843%, due 7/1/25, #555206		46,342
323,667	4.476%, due 7/1/27, #424953		327,637
102,822	3.128%, due 3/1/28, #556438		106,266
152,293	4.175%, due 6/1/29, #508399		156,849
329,435	4.516%, due 4/1/30, #562912		336,484
107,146	2.719%, due 10/1/30, #670317		108,840
16,063	3.152%, due 7/1/31, #592745		16,561
115,796	3.317%, due 9/1/31, #597196		120,219
34,039	2.902%, due 11/1/31, #610547		35,017
4,430	3.125%, due 4/1/32, #629098		4,564
875,123	4.008%, due 10/1/33, #743454		909,337
2,371,747	3.000%, due 11/1/33, #755253		2,449,020
3,639,956	4.089%, due 5/1/34, #5719		3,779,988
1,129,960	3.514%, due 7/1/34, #779693		1,168,828
1,259,699	2.863%, due 10/1/34, #795136		1,286,946
1,045,271	2.790%, due 1/1/35, #805391		1,068,992
396,514	4.790%, due 10/1/35, #845041		414,927
665,757	5.062%, due 10/1/35, #846171		680,761
1,291,134	3.141%, due 1/1/36, #849264		1,336,815
466,847	5.926%, due 6/1/36, #872502		486,947
4,406,518	3.624%, due 1/1/37, #906389		4,552,888
1,950,125	3.558%, due 3/1/37, #907868		2,029,474
960,598	5.570%, due 8/1/37, #949772		991,929
858,401	5.842%, due 10/1/37, #955963		877,307
1,089,854	5.712%, due 11/1/37, #953653		1,133,897
1,140,564	6.230%, due 11/1/37, #948183		1,149,345
	FNMA Pool
10,255	11.00%, due 1/1/13, #415842		10,585
	GNMA II ARM Pool (a)
16,274	3.125%, due 11/20/21, #8871		16,637
106,126	3.125%, due 10/20/22, #8062		107,837
220,318	3.125%, due 11/20/26, #80011		223,995
50,301	3.125%, due 11/20/26, #80013		51,537
27,584	3.125%, due 12/20/26, #80021		28,034
13,318	4.375%, due 1/20/27, #80029		13,728
232,290	3.625%, due 7/20/27, #80094		240,453
320,449	3.625%, due 8/20/27, #80104		331,593
13,585	3.125%, due 10/20/27, #80122		13,813
117,664	4.375%, due 1/20/28, #80154		121,356
225,900	3.125%, due 10/20/29, #80331		229,983
49,332	3.125%, due 11/20/29, #80344		50,166
			29,987,128

	Total Mortgage-Backed Securities (cost $29,615,257)		29,987,128

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	30.8%
	U.S. Government Agencies	8.8%
	FHLB
3,000,000	2.375%, due 4/30/10		3,011,154
500,000	2.75%, due 6/18/10		503,928
	FHLMC
7,000,000	2.125%, due 3/23/12		7,174,349
	FNMA
3,300,000	4.375%, due 9/13/10		3,373,409
			14,062,840

	U.S. Treasury Notes	22.0%
	U.S. Treasury Note
10,000,000	1.75%, due 3/31/10		10,016,410
6,000,000	1.50%, due 10/31/10		6,051,798
1,500,000	1.25%, due 11/30/10		1,511,427
3,000,000	4.875%, due 7/31/11		3,187,971
6,000,000	1.50%, due 7/15/12		6,075,006
8,300,000	1.375%, due 9/15/12		8,359,660
			35,202,272

	Total U.S. Government Agencies and
	Instrumentalities (cost $48,998,550)		49,265,112

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	46.5%
	FHLMC Discount Note (b)
12,000,000	0.18%, due 8/23/10		11,989,500
9,396,016	Fidelity Institutional Money Market Government Portfolio - Class I, 0.03% (c)		9,396,016
	FNMA Discount Note (b)
12,000,000	0.31%, due 1/18/11		11,966,628
	U.S. Treasury Bills (b)
$12,000,000	0.09%, due 3/25/10		11,999,276
11,500,000	0.14%, due 6/3/10		11,495,688
3,000,000	0.22%, due 11/18/10		2,995,305
6,500,000	0.24%, due 12/16/10		6,487,436
8,000,000	0.28%, due 2/10/11		7,978,704
	Total Short-Term Investments (cost $74,262,622)		74,308,553

	Total Investments (cost $160,145,998)	100.7%	160,989,983
	Liabilities less Other Assets	(0.7)%	(1,075,488)
	TOTAL NET ASSETS	100.0%	$159,914,495

(a) Variable rate note. Rate shown reflects the rate in effect at February 28, 2010.
(b) Rate shown is the discount rate at February 28, 2010.
(c) Rate shown is the 7-day yield at February 28, 2010.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

Summary of Fair Value Exposure at February 28, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$7,429,190	$—	$7,429,190
Mortgage-Backed Securities	—	29,987,128	—	29,987,128
U.S. Government Agencies	—	49,265,112	—	49,265,112
Total Fixed Income	—	86,681,430	—	86,681,430
Short-Term Investments	9,396,016	64,912,537	—	74,308,553
Total Investments in Securities	$9,396,016	$151,593,967	$—	$160,989,983

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments	$160,145,998

Gross unrealized appreciation	$879,605
Gross unrealized depreciation	(35,620)
Net unrealized appreciation	$843,985

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    4/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    4/19/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    4/19/2010

* Print the name and title of each signing officer under his or her signature.